INDEBTEDNESS - Per Annum Fees Charged and Interest Rate Margins (Details) - Secured debt	Sep. 01, 2015
LIBOR | Greater than or equal to 3.00 to 1.00
Line of Credit Facility [Line Items]
Basis spread on variable rate (as percent)	2.00%
LIBOR | Between 2.00 to 1.00 and 3.00 to 1.00
Line of Credit Facility [Line Items]
Basis spread on variable rate (as percent)	1.75%
LIBOR | Between 1.50 to 1.00 and 2.00 to 1.00
Line of Credit Facility [Line Items]
Basis spread on variable rate (as percent)	1.50%
LIBOR | Between 1.00 to 1.00 and 1.50 to 1.00
Line of Credit Facility [Line Items]
Basis spread on variable rate (as percent)	1.375%
LIBOR | Less than 1.00 to 1.00
Line of Credit Facility [Line Items]
Basis spread on variable rate (as percent)	1.25%
ABR | Greater than or equal to 3.00 to 1.00
Line of Credit Facility [Line Items]
Basis spread on variable rate (as percent)	1.00%
ABR | Between 2.00 to 1.00 and 3.00 to 1.00
Line of Credit Facility [Line Items]
Basis spread on variable rate (as percent)	0.75%
ABR | Between 1.50 to 1.00 and 2.00 to 1.00
Line of Credit Facility [Line Items]
Basis spread on variable rate (as percent)	0.50%
ABR | Between 1.00 to 1.00 and 1.50 to 1.00
Line of Credit Facility [Line Items]
Basis spread on variable rate (as percent)	0.375%
ABR | Less than 1.00 to 1.00
Line of Credit Facility [Line Items]
Basis spread on variable rate (as percent)	0.25%
Domestic revolving loan facility | Greater than or equal to 3.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.35%
Domestic revolving loan facility | Between 2.00 to 1.00 and 3.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.30%
Domestic revolving loan facility | Between 1.50 to 1.00 and 2.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.275%
Domestic revolving loan facility | Between 1.00 to 1.00 and 1.50 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.25%
Domestic revolving loan facility | Less than 1.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.225%
Global line of credit | Greater than or equal to 3.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.35%
Global line of credit | Between 2.00 to 1.00 and 3.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.30%
Global line of credit | Between 1.50 to 1.00 and 2.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.275%
Global line of credit | Between 1.00 to 1.00 and 1.50 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.25%
Global line of credit | Less than 1.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.225%
Letter of credit | Greater than or equal to 3.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	2.00%
Letter of credit | Between 2.00 to 1.00 and 3.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	1.75%
Letter of credit | Between 1.50 to 1.00 and 2.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	1.50%
Letter of credit | Between 1.00 to 1.00 and 1.50 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	1.375%
Letter of credit | Less than 1.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	1.25%
Foreign line of credit | Greater than or equal to 3.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.35%
Instrument fee (as percent)	1.25%
Foreign line of credit | Between 2.00 to 1.00 and 3.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.30%
Instrument fee (as percent)	1.00%
Foreign line of credit | Between 1.50 to 1.00 and 2.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.275%
Instrument fee (as percent)	0.875%
Foreign line of credit | Between 1.00 to 1.00 and 1.50 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.25%
Instrument fee (as percent)	0.80%
Foreign line of credit | Less than 1.00 to 1.00
Line of Credit Facility [Line Items]
Commitment fee (as percent)	0.225%
Instrument fee (as percent)	0.75%